CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of Issued Capital

	Notes	2026	2025
		US$	US$
Issued capital
339,384,066 (2025: 319,927,854) fully paid ordinary shares	16(a)	250,976,753	197,985,920

Schedule of Movements in Issued Capital

	Number of Ordinary Shares	Number of Class A Performance Shares	Number of Class B Performance Shares	US$
Opening balance at June 30, 2023	193,493,973	19,800,000	19,800,000	58,764,248
Issue of shares – share placements	43,476,381	-	-	45,740,157
Issue of shares – exercise of options	11,231,823	-	-	4,335,005
Issue of shares – conversion of RSUs	341,461	-	-	225,734
Issue of shares – conversion of rights	5,140,420	-	-	2,757,730
Issue of shares to consultants	554,538	-	-	470,000
Issue of shares to Blacksand in lieu of cash	3,006,163	-	-	2,000,000
Share issue costs	-	-	-	(1,333,236)
Closing balance at June 30, 2024	257,244,759	19,800,000	19,800,000	112,959,638
Issue of shares – share placements	34,951,630	-	-	70,919,564
Issue of shares – exercise of options	1,525,000	-	-	205,525
Issue of shares – conversion of RSUs	1,639,496	-	-	2,094,041
Issue of shares – conversion of rights	24,273,335	-	-	13,724,952
Issue of shares to consultants	151,760	-	-	470,262
Issue of shares to Director in lieu of cash bonus	141,844	-	-	250,000
Conversion of performance shares	30	(19,800,000)	-	-
Share issue costs	-	-	-	(2,638,062)
Closing balance at June 30, 2025	319,927,854	-	19,800,000	197,985,920
Issue of shares – share placements	14,000,000	-	-	45,717,352
Issue of shares – exercise of options	2,047,487	-	-	971,471
Issue of shares – conversion of RSUs	1,540,516	-	-	2,234,348
Issue of shares – conversion of rights	595,000	-	-	603,498
Issue of shares – payment of expenses	1,273,179	-	-	5,230,000
Conversion of performance shares	30	-	(19,800,000)	-
Share issue costs	-	-	-	(1,765,836)
Closing balance at June 30, 2026	339,384,066	-	-	250,976,753
Note: Shares issued upon exercise of options are shown net of shares surrendered to settle the exercise price under net settlement arrangements.